Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio

Supplement dated September 18, 2019 to the
Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectus (the Summary Prospectus) for the AST Cohen & Steers Realty Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and the Summary Prospectus.

Benchmark Change

The Board of Trustees of the Trust has approved changing the Portfolio's benchmark from the Wilshire US REIT Total Return Index to the FTSE NAREIT All Equity REITs Index. This change is expected to become effective on November 18, 2019.

To reflect this change, the Summary Prospectus and Prospectus are hereby revised as follows, effective November 18, 2019:

I. The Index table under "Past Performance" in the "INVESTMENTS, RISKS AND PERFORMANCE" section of the Summary Prospectus, and the Index table under "Past Performance" in the "SUMMARY: AST COHEN & STEERS REALTY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus, are hereby deleted and replaced with the table and information set forth below:

Index	1 Year*	5 Years*	10 Years*
Wilshire US REIT Total Return Index	-4.84%	7.87%	12.19%
(reflects no deduction for fees, expenses or taxes)
FTSE NAREIT All Equity REITs Index	-4.04%	8.32%	12.53%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2018.

Note: Prior to November 18, 2019, the Portfolio's benchmark index was the Wilshire US REIT Total Return Index. For periods from November 18, 2019 and thereafter, the Portfolio's benchmark index is the FTSE NAREIT All Equity REITs Index.

AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio

Supplement dated September 18, 2019 to the
Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectus (the Summary Prospectus) for the AST Cohen & Steers Realty Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and the Summary Prospectus.

Benchmark Change

The Board of Trustees of the Trust has approved changing the Portfolio's benchmark from the Wilshire US REIT Total Return Index to the FTSE NAREIT All Equity REITs Index. This change is expected to become effective on November 18, 2019.

To reflect this change, the Summary Prospectus and Prospectus are hereby revised as follows, effective November 18, 2019:

I. The Index table under "Past Performance" in the "INVESTMENTS, RISKS AND PERFORMANCE" section of the Summary Prospectus, and the Index table under "Past Performance" in the "SUMMARY: AST COHEN & STEERS REALTY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus, are hereby deleted and replaced with the table and information set forth below:

Index	1 Year*	5 Years*	10 Years*
Wilshire US REIT Total Return Index	-4.84%	7.87%	12.19%
(reflects no deduction for fees, expenses or taxes)
FTSE NAREIT All Equity REITs Index	-4.04%	8.32%	12.53%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2018.

Note: Prior to November 18, 2019, the Portfolio's benchmark index was the Wilshire US REIT Total Return Index. For periods from November 18, 2019 and thereafter, the Portfolio's benchmark index is the FTSE NAREIT All Equity REITs Index.